Business Combination - Schedule of Fair Value of Assets and Liabilities Recognized as a Result of Acquisition at Acquisition Date (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)
SG Safety Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Recognized amounts of identifiable assets acquired	₩ 17,763
Other current assets	1,367
Property and equipment	4,047
Contractual customer relationship (included in intangibles)	10,467
Other non-currentassets	1,882
Recognized amounts of identifiable liabilities assumed	5,637
Trade and other payables	120
Borrowings	5,000
Post-employment benefit obligations	517
Total	12,126
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Recognized amounts of identifiable assets acquired	14,924
Cash and cash equivalents	7,864
Trade and other receivables	4,827
Other current assets	160
Property and equipment	855
Intangible assets	997
Deferred income tax assets	113
Other non-currentassets	10
Other non-current financial assets	98
Recognized amounts of identifiable liabilities assumed	10,050
Trade and other payables	6,767
Other current liabilities	363
Current income tax liabilities	103
Post-employment benefit obligations	2,768
Other non-currentliabilities	49
Total	4,874
KTMOS Nambu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Recognized amounts of identifiable assets acquired	12,242
Cash and cash equivalents	3,340
Trade and other receivables	6,318
Other current assets	85
Current income tax assets	75
Property and equipment	1,104
Intangible assets	478
Deferred income tax assets	576
Other non-current financial assets	266
Recognized amounts of identifiable liabilities assumed	6,433
Trade and other payables	3,327
Other current liabilities	703
Post-employment benefit obligations	2,360
Other non-currentliabilities	43
Total	5,809
CJ Digital Music Co., Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Recognized amounts of identifiable assets acquired	28,117
Cash and cash equivalents	1,556
Trade and other receivables	11,200
Other current assets	484
Inventories	5
Property and equipment	791
Intangible assets	1,860
Distribution agency contract (included in intangibles)	11,753
Contractual customer relationship (included in intangibles)	468
Recognized amounts of identifiable liabilities assumed	25,559
Trade and other payables	18,947
Other current liabilities	3,481
Post-employment benefit obligations	311
Deferred income tax liabilities	2,497
Other non-currentliabilities	323
Total	₩ 2,558